Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (the “PEO”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 23 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income/(Loss)(5) (in thousands)
2023	2,955,504	2,074,733	1,338,174	386,006	60	(72,891)
2022	1,722,417	4,613,529	847,684	1,842,803	116	(51,403)
2021	3,369,929	1,256,212	1,629,972	712,084	42	(194,912)

(1)
Our PEO for 2023, 2022 and 2021 was Jill Milne, our current Chief Executive Officer and President. Our Other NEOs for 2023 were Noah Clauser, our Chief Financial Officer, and Chris Morabito, our Chief Medical Officer; our Other NEOs for 2022 were Andrew Nichols, our former Chief Scientific Officer, and Benjamin Harshbarger, our Chief Legal Officer; and our Other NEOs for 2021 were Andrew Nichols and Noah Clauser.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	2,955,504	1,338,174	1,722,417	847,684	3,369,929	1,629,972
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	(2,016,728)	(696,688)	(793,900)	(223,920)	(2,532,483)	(1,085,351)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	1,102,811	380,971	2,221,123	754,612	401,222	171,952
Addition (Subtraction): Year-over- year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,020,128)	(975,208)	1,161,660	383,316	(74,570)	(32,040)
	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	—	—	—	—	—	—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,053,274	338,757	302,229	81,111	92,114	27,550
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	2,074,733	386,006	4,613,529	1,842,803	1,256,212	712,084

*
Amounts presented are averages for our Other NEOs in each respective year.

(3)
The material assumptions used to calculate fair values at December 31, 2023, December 31, 2022 and December 31, 2021 differed from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts: (a) a weighted average exercise price was used; and (b) an average expected term of the remaining contractual life was used.

(4)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2020.

(5)
Reflects net losses in all three years, as calculated in accordance with GAAP.

Named Executive Officers, Footnote
(1)
Our PEO for 2023, 2022 and 2021 was Jill Milne, our current Chief Executive Officer and President. Our Other NEOs for 2023 were Noah Clauser, our Chief Financial Officer, and Chris Morabito, our Chief Medical Officer; our Other NEOs for 2022 were Andrew Nichols, our former Chief Scientific Officer, and Benjamin Harshbarger, our Chief Legal Officer; and our Other NEOs for 2021 were Andrew Nichols and Noah Clauser.

Peer Group Issuers, Footnote	(4) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2020.
PEO Total Compensation Amount	$ 2,955,504	$ 1,722,417	$ 3,369,929
PEO Actually Paid Compensation Amount	$ 2,074,733	4,613,529	1,256,212
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	2,955,504	1,338,174	1,722,417	847,684	3,369,929	1,629,972
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	(2,016,728)	(696,688)	(793,900)	(223,920)	(2,532,483)	(1,085,351)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	1,102,811	380,971	2,221,123	754,612	401,222	171,952
Addition (Subtraction): Year-over- year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,020,128)	(975,208)	1,161,660	383,316	(74,570)	(32,040)
	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	—	—	—	—	—	—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,053,274	338,757	302,229	81,111	92,114	27,550
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	2,074,733	386,006	4,613,529	1,842,803	1,256,212	712,084
*
Amounts presented are averages for our Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 1,338,174	847,684	1,629,972
Non-PEO NEO Average Compensation Actually Paid Amount	$ 386,006	1,842,803	712,084
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	2,955,504	1,338,174	1,722,417	847,684	3,369,929	1,629,972
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	(2,016,728)	(696,688)	(793,900)	(223,920)	(2,532,483)	(1,085,351)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	1,102,811	380,971	2,221,123	754,612	401,222	171,952
Addition (Subtraction): Year-over- year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,020,128)	(975,208)	1,161,660	383,316	(74,570)	(32,040)
	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	—	—	—	—	—	—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	1,053,274	338,757	302,229	81,111	92,114	27,550
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—
CAP Amounts (as calculated)	2,074,733	386,006	4,613,529	1,842,803	1,256,212	712,084
*
Amounts presented are averages for our Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between CAP Amounts and cumulative Total Shareholder Return (“TSR”)
The following chart sets forth the relationship over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative TSR:

Compensation Actually Paid vs. Net Income
Description of Relationship Between CAP Amounts and Net Income (Loss)
The following chart sets forth the relationship over the past three years of the CAP Amounts for our PEO and Other NEOs as compared to our net income (loss):

Total Shareholder Return Amount	$ 60	116	42
Net Income (Loss)	$ (72,891,000)	(51,403,000)	(194,912,000)
PEO Name	Jill Milne
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,016,728)	(793,900)	(2,532,483)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,811	2,221,123	401,222
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,020,128)	1,161,660	(74,570)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,053,274	302,229	92,114
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(696,688)	(223,920)	(1,085,351)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	380,971	754,612	171,952
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(975,208)	383,316	(32,040)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,757	81,111	27,550
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount